Summary of Significant Accounting Policies (Details) - Schedule of Contract Liabilities at the Beginning of the Reporting Period	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Contract Liabilities at the Beginning of the Reporting Period [Abstract]
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:	¥ 1,989,310	$ 280,869	¥ 7,851,588	¥ 1,908,488